Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (113)	$ (2,102)	$ (5,218)	$ (3,866)	[1]
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	451	502	1,967	1,510
Amortization of deferred financing costs and note discount	65	54	181	183
Employee and Director stock-based compensation	10	5	76	52
Non-employee stock-based compensation				514
Acquisition earn-out adjustment			(820)
Change in fair value of warrants	251		296
ESOP compensation expense	14	35	138	132
Allowance for doubtful accounts	(6)	21	142	108
Loss on disposal of property and equipment		4	13
Deferred taxes, net			(270)	(256)
Changes in operating assets and liabilities:
Accounts receivable	925	1,686	1,615	1,801
Due from related parties				147
Inventory, net	46	(647)	(723)	(98)
Deferred costs	(51)	70	462	(810)
Prepaid expenses and other current assets		(259)	126	182
Other assets, net	(25)		(18)	(37)
Accounts payable	(486)	(1,056)	(1,296)	946
Accrued expenses and other current liabilities	(116)	763	(104)	506
Due to related parties	89		76
Unearned revenue	8	87	(284)	705
Net cash provided by (used in) operating activities	560	(837)	(4,233)	1,719
Cash flows from investing activities
Purchases of property and equipment	(19)	(9)
Cash paid for Apex				(4,801)
Cash paid for Illume				(250)
Capital expenditures			(45)	(64)
Net cash used in investing activities	(19)	(9)	(45)	(5,115)
Cash flows from financing activities
Repayments from lines of credit, net	(182)	(320)	459	(594)
Proceeds from bank term loan		1,000
Proceeds from the issuance of term debt			1,000	4,033
Cash received in reverse recapitalization, net of expenses				1,500
Repayment of debt	(271)	(483)	(2,082)	(1,393)
Convertible series C preferred stock retired				(4,529)
Issuance of convertible series D preferred stock				7,042
Issuance of convertible series E preferred stock			4,090
Paid financing costs associated with convertible series D preferred stock			(597)	(1,020)
Cash dividends paid on Series C Preferred			(423)	(651)
Paid financing costs	(100)	(118)	(119)	(270)
Common stock issued in private placement (less warrants classified as liability)			403
Warrants classified as a liability in connection with common stock private placement			1,099
Net cash (used in) provided by financing activities	(553)	79	3,830	4,118
Effect on cash of foreign currency translation	(17)	(1)	(14)	15
Net decrease / increase in cash	(29)	(768)	(462)	737
Cash at beginning of period	641	1,103	1,103	366
Cash at end of period	612	335	641	1,103
Supplemental disclosures of cash flow information:
Interest paid	269	293	1,019	888
Income taxes paid		16	258	57
Supplemental disclosure of non-cash financing activities:
Common stock issued in connection with Apex acquisition				341
Common stock issued in connection with Illume acquisition				698
Common stock issued to preferred series C holders as an antidilution adjustment				173
Accrued and imputed dividends on preferred stock	329	220	265	288
Imputed dividends as contingent beneficial converion on Series D preferred stock			1,343		[1]
Accrued PIK dividends on series D and Series E preferred stock			289		[1]
Warrants issued in connection with common stock private placement			1,099
Warrants issued in connection with convertible series D preferred stock				355
Warrants issued in connection with convertible series E preferred stock			$ 278

[1]	The Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2012 has been restated as described in Note 2 herein.